Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION [Abstract]
Segment operating information by segment
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2020

	Sohu	Changyou	Eliminations	Consolidated
Revenues	$201,544	$548,346	$0	$749,890
Segment cost of revenues (1)	(122,362)	(94,362)	7	(216,717)

Segment gross profit	79,182	453,984	7	533,173
SBC in cost of revenues (2)	(177)	(543)	0	(720)

Gross profit	79,005	453,441	7	532,453

Operating expenses:
Product development (1)	(97,681)	(136,934)	0	(234,615)
Sales and marketing (1)	(106,057)	(53,272)	0	(159,329)
General and administrative (1)	(25,861)	(25,517)	0	(51,378)
SBC in operating expenses (2)	(1,759)	(12,001)	0	(13,760)

Total operating expenses	(231,358)	(227,724)	0	(459,082)

Operating profit/(loss)	(152,353)	225,717	7	73,371

Other income				25,993
Interest income				7,369
Interest expense				(6,234)
Exchange difference				(3,800)

Income before income tax expense				96,699
Income tax expense				(133,226)

Net loss from continuing operations				(36,527)
Net loss from discontinued operations				(91,793)

Net loss				$(128,320)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
26.4
 million and
$
13.5
 million, respectively, for the year ended December 31, 2020.

Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2021

	Sohu	Changyou	Eliminations	Consolidated

Revenues	$186,606	$648,970	$0	$835,576
Segment cost of revenues (1)	(113,881)	(90,517)	4	(204,394)

Segment gross profit	72,725	558,453	4	631,182
SBC in cost of revenues (2)	(1)	(276)	0	(277)

Gross profit	72,724	558,177	4	630,905

Operating expenses:
Product development (1)	(113,186)	(151,773)	0	(264,959)
Sales and marketing (1)	(126,126)	(56,396)	0	(182,522)
General and administrative (1)	(36,949)	(40,702)	0	(77,651)
SBC in operating expenses (2)	(804)	(7,497)	0	(8,301)

Total operating expenses	(277,065)	(256,368)	0	(533,433)

Operating profit/(loss)	(204,341)	301,809	4	97,472

Other income				29,416
Interest income				15,641
Interest expense				(7,500)
Exchange difference				(3,462)

Income before income tax expense				131,567
Income tax expense				(62,296)

Net income from continuing operations				69,271
Net income from discontinued operations				864,902

Net income				$934,173

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
23.4
 million and
$
12.6
 million, respectively, for the year ended December 31, 2021.

Note (2): “SBC” stands for share-based compensation expense
.

	Year Ended December 31, 2022
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$141,586	$592,286	$0	$733,872

Segment cost of revenues (1)	(98,373)	(93,009)	0	(191,382)

Segment gross profit	43,213	499,277	0	542,490
SBC in cost of revenues (2)	(47)	(144)	0	(191)

Gross profit	43,166	499,133	0	542,299

Operating expenses:
Product development (1)	(120,431)	(138,315)	0	(258,746)
Sales and marketing (1)	(167,837)	(57,515)	0	(225,352)
General and administrative (1)	(32,494)	(21,832)	0	(54,326)
SBC in operating expenses (2)	(630)	(4,118)	0	(4,748)

Total operating expenses	(321,392)	(221,780)	0	(543,172)

Operating profit/(loss)	(278,226)	277,353	0	(873)

Other income				17,643
Interest income				17,311
Exchange difference				6,524

Income before income tax expense				40,605
Income tax expense				(57,946)

Net loss				$(17,341)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $
19.8
 million and
$
11.5
 million, respectively, for the year ended December 31, 2022.
Note (2): “SBC” stands for share-based compensation expense.

Segment assets information by segment

	As of December 31, 2021

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$929,851	$69,098	$0	$998,949
Accounts receivable, net	48,108	34,442	0	82,550
Fixed assets, net (1)	170,213	159,784	0	329,997
Total assets (2)	$2,294,537	$2,610,964	$(2,659,716)	$2,245,785
Note (1): Total additions to fixed assets of Sohu and Changyou were $
7.1
 million and
$
1.4
 million, respectively, for the year ended December 31, 2021.
Note (2): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated
VIEs.

	As of December 31, 2022

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$466,976	$230,845	$0	$697,821
Accounts receivable, net	38,969	28,572	0	67,541
Fixed assets, net (1)	148,447	139,779	0	288,226
Total assets (2)	$1,891,414	$2,572,768	$(2,486,406)	$1,977,776
Note (1): Total additions to fixed assets of Sohu and Changyou were
$
4.6
 million and
$
1.0
 million, respectively, for the year ended December 31, 2022.
Note (2): The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs
.